Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt
Summary of SVB loan payable and net discount or premium balances

September 30,
($ in thousands)	2021
Principal amount of SVB loan payable	$20,000
Final payment amount of SVB loan payable	1,000
Net premium associated with accretion of final payment and other debt issuance costs	(3,073)
SVB loan payable, current and noncurrent	17,927
Less SVB loan payable, current portion	(3,889)
SVB loan payable, noncurrent portion	$14,038

Summary of future minimum payments of principal and estimated payments of interest

Year ending December 31:	($ in thousands)
2021 (remainder)	$—
2022	5,555
2023	6,667
2024	6,667
2025	1,111
Total future payments	20,000